Offerings - Offering: 1	Mar. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	4.12
Maximum Aggregate Offering Price	$ 4,120,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 568.56
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers such additional shares of common stock, par value $0.001 per share (the “Common Stock”), of Aquestive Therapeutics, Inc., a Delaware corporation (the “Registrant”), that become issuable under the Registrant’s 2022 Inducement Equity Incentive Plan (the “2022 Plan”), in the event of a stock dividend, stock split, recapitalization or other similar transaction.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and 457(c) of the Securities Act. The proposed maximum offering price per share was calculated on the basis of the average of the high and low prices per share of the Common Stock as reported on the Nasdaq Global Market on February 26, 2026.

Represents (i) 900,000 shares of Common Stock available for issuance pursuant to future awards to eligible persons under 2022 Plan and (ii) 100,000 shares of Common Stock issuable pursuant to an inducement award granted under the 2022 Plan in the form of 50,000 outstanding restricted stock units and 50,000 outstanding stock options. The 2022 Plan is intended to comply with Nasdaq Listing Rule 5635(c)(4) which provides an exception to the Nasdaq requirement for shareholder approval of equity incentive plans, applicable to equity grants made to employees as a material inducement to such persons entering into employment with the Registrant. A total of 1,000,000 shares of Common Stock may be issued under the 2022 Plan subject to adjustment under the anti-dilution provisions of the plan.